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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3090
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                              MFS SERIES TRUST VII
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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             Date of reporting period: July 1, 2007 - June 30, 2008*
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*   The MFS Capital Opportunities Fund was reorganized into MFS Core Equity
    Fund, a series of MFS Series Trust I, on June 22, 2007

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ITEM 1. PROXY VOTING RECORD.


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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03090
Reporting Period: 07/01/2007 - 06/30/2008
MFS Series Trust VII




======================== MFS CAPITAL OPPORTUNITIES FUND ========================


GETTY IMAGES, INC.

Ticker:       GYI            Security ID:  374276103
Meeting Date: AUG 2, 2007    Meeting Type: Annual
Record Date:  JUN 18, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director James N. Bailey            For       For        Management
1.2   Elect Director Andrew S. Garb             For       For        Management
1.3   Elect Director Alan G. Spoon              For       For        Management
2     Ratify Auditors                           For       For        Management

========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)  Robert J. Manning
                          ----------------------------------------------
                          Robert J. Manning, Principal Executive Officer

Date: August 26, 2008